SHARE OPTION AND RESTRICTED SHARE SCHEMES (Tables)	12 Months Ended
Dec. 31, 2013
Fair Values of Share Options Granted to Employees were Estimated Using Following Weighted Average Assumptions

The fair values of share options granted to employees were estimated using the following assumptions:

Granted in 2011

Suboptimal exercise factor	1.5
Risk-free interest rates	3.42%
Expected volatility	50.98
Expected dividend yield	2.5%
Fair value of share options	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum

Company's Share Option Activities

The following table summarizes the Company’s share option activities as of and for the year ended December 31, 2013.

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$)

Outstanding, January 1, 2013	907,900	3.99	4.67	1,284,896
Granted	—	—	—	—
Exercised	(216,800)	3.75	—	—
Forfeited/Cancelled	(800)	4.07	—	—

Outstanding, December 31, 2013	690,300	4.07	3.83	4,949,451

Vested and expected to vest at December 31, 2013	676,494	4.07	3.83	4,850,462

Exercisable at December 31, 2013	645,300	4.07	3.81	4,626,801

Fair Values of Restricted Shares Granted to Employees

The fair values of restricted shares granted to employees were estimated using the following assumptions:

	Granted in 2011	Granted in 2012	Granted in 2013

Risk-free interest rates	0.14%-0.93%	0.13%-0.78%	0.12%-1.49%
Expected dividend yield	5%	5%	5%
Fair value of restricted shares	RMB17.39 to RMB22.62	RMB18.73 to RMB25.52	RMB26.16 to RMB53.47

Company's Restricted Shares Activities under 2007 Stock Incentive Scheme

The following table summarized the Company’s restricted shares activities under the 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (US$)

Outstanding, January 1, 2013	10,605,200	34,039,563
Granted	750,000	5,107,500
Exercised	(1,030,400)	(3,936,128)
Forfeited/Cancelled	(124,000)	(375,720)
Outstanding, December 31, 2013	10,200,800	34,835,215

Vested and expected to vest at December 31, 2013	9,549,838	32,564,948

Stock Option
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$	%

Net revenue	1,792,217,309	2,151,894,567	2,355,470,585	389,096,022	100%

Cost of services	562,225	270,407	32,962	5,445	0.00%
Research and product development expenses	2,269,898	1,202,645	373,181	61,645	0.02%
Sales and marketing expenses	199,684	197,871	—	—	0.00%
General and administrative expenses	7,901,262	694,690	275,944	45,583	0.01%

Total share-based compensation	10,933,069	2,365,613	682,087	112,673	0.03%

Restricted Share
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$	%

Net revenue	1,792,217,309	2,151,894,567	2,355,470,585	389,096,022	100%

Cost of services	1,797,223	7,734,430	3,292,513	543,884	0.14%
Research and product development expenses	11,771,687	70,702,798	39,975,667	6,603,510	1.70%
Sales and marketing expenses	518,445	2,876,901	1,516,537	250,514	0.06%
General and administrative expenses	4,314,757	36,213,148	22,331,287	3,688,866	0.95%

Total share-based compensation	18,402,112	117,527,277	67,116,004	11,086,774	2.85%